FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of company's liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2026	2025
Liabilities:
Warrant liability – Public warrants	2	$843,333	$2,070,000
Warrant liability – Private Placement Warrants	3	$979,000	$2,403,000
Convertible Promissory Notes	3	$5,202,610	$5,000,796

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2025	2024
Assets:
Cash and marketable securities held in Trust Account	1	$37,914,438	$84,565,597
Liabilities:
Warrant liability – Public warrants	2	$2,070,000	$575,767
Warrant liability – Private Placement Warrants	3	$2,403,000	$668,390
Convertible Promissory Notes	3	$5,000,796	$4,479,738

Schedule of quantitative information regarding level 3 fair value measurements

The following table provides the key inputs used regarding the private placement warrant liability Level 3 fair value measurements:

	June 30, 2026	December 31, 2025
Trading stock price	$12.71	$12.15
Public warrants price	$0.11	$0.27
Weighted term (in years)	1.00	1.32
Volatility	de minimis	de minimis
Risk-free rate	3.98%	3.48%

	December 31, 2025	December 31, 2024
Trading stock price	$12.15	$11.66
Public warrants price	$0.27	$0.08
Weighted term (in years)	1.32	1.17
Volatility	de minimis	de minimis
Risk-free rate	3.48%	4.18%

Schedule of changes in quantitative information regarding level 3 fair value measurements

The following table presents a rollforward of the Company’s warrant liability measured at fair value using Level 3 inputs:

	Public	Private	Total
	Warrant	Warrant	Warrant
	Liabilities	Liabilities	Liabilities
Fair value as of December 31, 2024	$—	$668,390	$668,390
Change in fair value	—	1,734,610	1,734,610
Fair value as of December 31, 2025	$—	$2,403,000	$2,403,000
Change in fair value	—	(1,691,000)	(1,691,000)
Fair value as of March 31, 2026	$—	$712,000	$712,000
Change in fair value	—	267,000	267,000
Fair value as of June 30, 2026	$—	$979,000	$979,000

	Public	Private	Total
	Warrant	Warrant	Warrant
	Liabilities	Liabilities	Liabilities
Fair value as of December 31, 2023	$—	$1,165,656	$1,165,656
Change in fair value	—	(497,266)	(497,266)
Fair value as of December 31, 2024	—	668,390	668,390
Change in fair value	—	1,734,610	1,734,610
Fair value as of December 31, 2025	$—	$2,403,000	$2,403,000

Convertible Promissory Notes
FAIR VALUE MEASUREMENTS
Schedule of quantitative information regarding level 3 fair value measurements

The following table provides key inputs used regarding the convertible promissory notes Level 3 fair value measurements:

	June 30, 2026	December 31, 2025
Trading stock price	$12.71	$12.15
Exercise price	$11.50	$11.50
Expected term (in years)	1.00	0.56
Expected term of warrant conversion (in years)	5.42	5.56
Volatility	de minimis	de minimis
Risk-free rate	3.96 - 4.19%	3.58 – 3.73%

	December 31, 2025	December 29, 2025	November 19, 2025	May 27, 2025	December 31, 2024
Trading stock price	$12.15	$12.15	$12.26	$11.93	$11.66
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50
Expected term (in years)	0.56	0.56	0.67	0.68	0.51
Expected term of warrant conversion (in years)	5.56	5.56	5.67	5.68	5.51
Volatility	de minimis	de minimis	de minimis	de minimis	de minimis
Risk-free rate	3.58 – 3.73%	3.58 – 3.67%	3.71 – 3.76%	4.04 - 4.27%	4.24%

Schedule of changes in quantitative information regarding level 3 fair value measurements

The following table provides a rollforward of the convertible promissory notes measured using Level 3 inputs:

Fair value as of December 31, 2024	$4,479,738
Initial measurement on May 27, 2025	250,000
Initial measurement on November 19, 2025	250,000
Initial measurement on December 29, 2025	200,000
Change in fair value	(178,942)
Fair value as of December 31, 2025	$5,000,796
Change in fair value	41,078
Fair value as of March 31, 2026	$5,041,874
Initial measurement on May 5, 2026	250,000
Change in fair value	(89,264)
Fair value as of June 30, 2026	$5,202,610

Fair value as of December 31, 2023	$3,676,685
Initial measurement on January 19, 2024	250,000
Initial measurement on July 12, 2024	250,000
Initial measurement on November 6, 2024	250,000
Initial measurement on December 16, 2024	250,000
Change in fair value	(196,947)
Fair value as of December 31, 2024	4,479,738
Initial measurement on May 27, 2025	250,000
Initial measurement on November 19, 2025	250,000
Initial measurement on December 29, 2025	200,000
Change in fair value	(178,942)
Fair value as of December 31, 2025	$5,000,796